Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	$138,060	$(22,286)	$115,774
Depreciation	—	(4,119)	(4,119)
Vessel impairment charge	(2,500)	957	(1,543)
Balance September 30, 2018	$135,560	$(25,448)	$110,112